Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended			24 Months Ended
	Nov. 07, 2018	Nov. 02, 2018	Oct. 31, 2018	Oct. 03, 2018	Sep. 12, 2018	Mar. 08, 2018	Feb. 16, 2018	Jan. 31, 2018	Nov. 07, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Mar. 07, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Oct. 24, 2018
Subsequent Event [Line Items]
Common stock issued pursuant to the distribution reinvestment plan												$ 0
Stock redeemed during period (in shares)												2,791,262			790,941
Value of shares redeemed												$ 5,292
Dividends per share declared (in usd per share)					$ 0.0015068493					$ 0.14	$ 0.14	$ 0.42		$ 0.42
Subsequent Event
Subsequent Event [Line Items]
Dividends per share declared (in usd per share)						$ 0.00150684932
Subsequent Event | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan	7,372,224												4,818,911
Common stock issued pursuant to the distribution reinvestment plan	$ 70,200
Proceeds from Issuance of Common Stock, Dividend Reinvestment Plan													$ 45,600
Subsequent Event | Follow-on Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan													299,515
Proceeds from Issuance of Common Stock, Dividend Reinvestment Plan													$ 2,800
Share Redemption Program
Subsequent Event [Line Items]
Stock redeemed during period (in shares)										585,525	146,083	1,306,834		413,842	623,499	167,442		790,941
Value of shares redeemed												$ 12,200			$ 5,700	$ 1,600		$ 7,400
Stock Redeemed or Called During Period, Weighted Average Price per Share										$ 9.65	$ 9.06	$ 9.36		$ 9.18	$ 9.21	$ 9.72		$ 9.32
Share Redemption Program | Subsequent Event
Subsequent Event [Line Items]
Stock redeemed during period (in shares)								217,088
Value of shares redeemed				$ 6,700				$ 2,000
Stock Redeemed or Called During Period, Weighted Average Price per Share				$ 9.62				$ 9.09
Griffin Capital Essential Asset REIT, Inc. [Member]
Subsequent Event [Line Items]
Common stock issued pursuant to the distribution reinvestment plan												$ 33,667		$ 37,438	$ 49,541	$ 52,174	$ 52,557
Dividends per share declared (in usd per share)					$ 0.001901096					$ 0.17	$ 0.17	$ 0.51		$ 0.51
Griffin Capital Essential Asset REIT, Inc. [Member] | Subsequent Event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan													19,135,619
Estimated net asset value per share (in usd per share)																			$ 10.05
Proceeds from Issuance of Common Stock, Dividend Reinvestment Plan													$ 196,500
Dividends per share declared (in usd per share)													$ 0.001901096
Griffin Capital Essential Asset REIT, Inc. [Member] | Subsequent Event | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Number of shares issued (in shares)									22,100,900
Common stock issued pursuant to the distribution reinvestment plan									$ 226,300
Griffin Capital Essential Asset REIT, Inc. [Member] | Share Redemption Program
Subsequent Event [Line Items]
Stock redeemed during period (in shares)										1,311,582	2,936,150	8,013,521		6,155,290	9,931,245	4,164,955
Value of shares redeemed												$ 76,900			$ 98,900	$ 41,400
Weighted average price per share (in dollars per share)										$ 9.63	$ 9.97	$ 9.60		$ 9.98	$ 9.96	$ 9.95
Griffin Capital Essential Asset REIT, Inc. [Member] | Share Redemption Program | Subsequent Event
Subsequent Event [Line Items]
Stock redeemed during period (in shares)			681,757
Value of shares redeemed			$ 6,700
Weighted average price per share (in dollars per share)			$ 9.76
Griffin Capital Essential Asset REIT, Inc. [Member] | Quad Graphics Property | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of property		$ 10,700
Proceeds from termination fees, net closing costs and credits		3,900
Carrying value of property sold		$ 9,900
Advisor and Property Manager Fees - Performance Distribution [Member]
Subsequent Event [Line Items]
Performance Distribution, Percentage Of Total Return												12.50%			12.50%
Related Party Transaction, Amounts of Transaction							$ 1,200
Advisor and Property Manager Fees - Performance Distribution [Member] | Subsequent Event
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction							1,200
Limited Partnership Units [Member] | Advisor and Property Manager Fees - Performance Distribution [Member]
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction							1,200
Limited Partnership Units [Member] | Advisor and Property Manager Fees - Performance Distribution [Member] | Subsequent Event
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction							$ 1,200